Property, Plant and Equipment - Changes in Property, Plant and Equipment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	¥ 1,347,093	¥ 1,832,241
Additions	166,833	191,519
Acquisition of subsidiaries and businesses		1,936
Disposals	(18,844)	(541,125)
Depreciation	(138,873)	(155,388)
Impairment losses	(5,461)	(4,168)	¥ (31,617)
Exchange differences	(2,402)	52,508
Others	(29,344)	(30,430)
Carrying amount, ending balance	1,319,002	1,347,093	1,832,241
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	2,459,810	3,098,551
Carrying amount, ending balance	2,443,949	2,459,810	3,098,551
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(1,112,717)	(1,266,310)
Carrying amount, ending balance	(1,124,947)	(1,112,717)	(1,266,310)
Assets for rent [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance		497,277
Additions		17,976
Acquisition of subsidiaries and businesses
Disposals		(527,769)
Depreciation		(17,311)
Impairment losses
Exchange differences		29,827
Others
Carrying amount, ending balance			497,277
Assets for rent [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance		710,680
Carrying amount, ending balance			710,680
Assets for rent [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance		(213,403)
Carrying amount, ending balance			(213,403)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	475,296	477,231
Additions	1,856	193
Acquisition of subsidiaries and businesses		270
Disposals	(8,037)	(3,750)
Depreciation
Impairment losses	(506)	(125)
Exchange differences	(612)	714
Others	322	763
Carrying amount, ending balance	468,319	475,296	477,231
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	484,383	487,450
Carrying amount, ending balance	475,388	484,383	487,450
Land [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(9,087)	(10,219)
Carrying amount, ending balance	(7,069)	(9,087)	(10,219)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	335,180	329,258
Additions	25,813	25,693
Acquisition of subsidiaries and businesses		93
Disposals	(3,435)	(1,951)
Depreciation	(23,023)	(24,820)
Impairment losses	(3,277)	(3,803)
Exchange differences	(275)	2,297
Others	4,198	8,413
Carrying amount, ending balance	335,181	335,180	329,258
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	831,805	816,038
Carrying amount, ending balance	833,636	831,805	816,038
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(496,625)	(486,780)
Carrying amount, ending balance	(498,455)	(496,625)	(486,780)
Right of use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	397,746	406,997
Additions	64,596	69,738
Acquisition of subsidiaries and businesses		699
Disposals	(4,097)	(5,494)
Depreciation	(87,449)	(88,874)
Impairment losses	(92)
Exchange differences	(1,536)	12,407
Others	(2,599)	2,273
Carrying amount, ending balance	366,569	397,746	406,997
Right of use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	663,825	637,335
Carrying amount, ending balance	639,685	663,825	637,335
Right of use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(266,079)	(230,338)
Carrying amount, ending balance	(273,116)	(266,079)	(230,338)
Other tangible assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	138,871	121,478
Additions	74,568	77,919
Acquisition of subsidiaries and businesses		874
Disposals	(3,275)	(2,161)
Depreciation	(28,401)	(24,383)
Impairment losses	(1,586)	(240)
Exchange differences	21	7,263
Others	(31,265)	(41,879)
Carrying amount, ending balance	148,933	138,871	121,478
Other tangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	479,797	447,048
Carrying amount, ending balance	495,240	479,797	447,048
Other tangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(340,926)	(325,570)
Carrying amount, ending balance	¥ (346,307)	¥ (340,926)	¥ (325,570)